Intangible Assets And Goodwill - Additional Information (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Disclosure Of Intangible Assets [Line Items]
Impairment loss	$ 28,000
Health Canada Licenses
Disclosure Of Intangible Assets [Line Items]
Net derecognition of intangible assets	$ 26,282